UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Mairs & Power Growth Fund
MPGFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Growth Fund	$32	0.63%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$5,374,131,323
Number of Holdings	45
Net Advisory Fee	$14,252,684
Portfolio Turnover	8%
30-Day SEC Yield	0.75%
Visit mairsandpower.com/funds/growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top 10 Holdings	(%)
Microsoft Corp.	12.2%
NVIDIA Corp.	10.0%
Amazon.com, Inc.	6.8%
JPMorgan Chase & Co.	5.8%
UnitedHealth Group, Inc.	4.1%
Graco, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Apple, Inc.	2.9%
Fiserv, Inc.	2.8%
Toro Co.	2.6%

Security Type	(%)
Common Stocks	99.9%
Money Market Funds	0.1%
Cash & Other	0.0%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Growth Fund	PAGE 1	TSR-SAR-89834G711

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Growth Fund	PAGE 2	TSR-SAR-89834G711

Mairs & Power Balanced Fund
MAPOX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Balanced Fund	$36	0.72%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$721,310,211
Number of Holdings	259
Net Advisory Fee	$2,166,986
Portfolio Turnover	6%
Weighted Average Maturity	8.08 years
Effective Duration	5.82 years
30-Day SEC Yield	2.28%
Average Credit Quality	BBB
Visit mairsandpower.com/funds/balanced-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	2.9%
Texas Instruments, Inc.	2.6%
Fiserv, Inc.	2.4%
Ecolab, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Graco, Inc.	2.2%
Abbott Laboratories	2.1%
Motorola Solutions, Inc.	2.1%
Visa, Inc.	2.1%

Security Type	(%)
Common Stocks	62.7%
Corporate Bonds	32.2%
U.S. Treasury Securities	2.3%
Municipal Bonds	1.4%
Asset-Backed Securities	0.6%
Money Market Funds	0.2%
Cash & Other	0.6%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Balanced Fund	PAGE 1	TSR-SAR-89834G695

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Balanced Fund	PAGE 2	TSR-SAR-89834G695

Mairs & Power Small Cap Fund
MSCFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Small Cap Fund	$46	0.97%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$234,965,267
Number of Holdings	41
Net Advisory Fee	$1,070,482
Portfolio Turnover	8%
30-Day SEC Yield	0.17%
Visit mairsandpower.com/funds/small-cap-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top 10 Holdings	(%)
Clearfield, Inc.	4.7%
JBT Marel Corp.	4.5%
AAR Corp.	4.5%
Medpace Holdings, Inc.	4.0%
Hub Group, Inc. - Class A	3.9%
Knife River Corp.	3.8%
Piper Sandler Cos.	3.8%
HB Fuller Co.	3.8%
Littelfuse, Inc.	3.7%
Workiva, Inc.	3.6%

Security Type	(%)
Common Stocks	100.3%
Money Market Funds	0.3%
Cash & Other	-0.6%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
Mairs & Power Small Cap Fund	PAGE 1	TSR-SAR-89834G687

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at 1-800-304-7404, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Small Cap Fund	PAGE 2	TSR-SAR-89834G687

Mairs & Power Minnesota Municipal Bond ETF
MINN (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Mairs & Power Minnesota Municipal Bond ETF	$12	0.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$27,087,542
Number of Holdings	126
Net Advisory Fee	$30,903
Portfolio Turnover	7%
Weighted Average Maturity	10.20 years
Effective Duration	6.16 years
30-Day SEC Yield	3.50%
Average Credit Quality	AA
Visit mairsandpower.com/funds/mn-muni-bond-etf for recent performance information.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 1	TSR-SAR-89834G836

WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2025)

Top 10 Issuers	(%)
State of Minnesota	8.6%
County of Hennepin MN	4.9%
University of Minnesota	2.7%
City of Northfield MN	2.2%
Inver Grove Heights Independent School District No 199	2.1%
University of St Thomas	2.0%
Forest Lake Independent School District No 831	1.8%
St Paul Independent School District No 625	1.8%
Minneapolis-St Paul Metropolitan Airports Commission	1.6%
City of St Cloud MN	1.6%

Security Type	(%)
Municipal Bonds	98.4%
Money Market Funds	1.9%
Cash & Other	-0.3%

Credit Breakdown*	(%)
AAA	29.6%
AA	50.3%
A	13.9%
BBB & Lower	3.0%
Unrated	1.5%
Cash & Cash Equivalent	1.7%
*	Mairs & Power uses lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit mairsandpower.com/funddocuments.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Mairs & Power Funds at   1-855-839-2800, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Mairs & Power Funds or your financial intermediary.
Mairs & Power Minnesota Municipal Bond ETF	PAGE 2	TSR-SAR-89834G836

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MAIRS & POWER
Focused Long-term Investing

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

June 30, 2025

- GROWTH FUND (MPGFX)
est. 1958

- BALANCED FUND (MAPOX)
est. 1961

- SMALL CAP FUND (MSCFX)
est. 2011

- MINNESOTA MUNICIPAL BOND ETF (MINN)
est. 2021

Mairs & Power Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 6.7%
Alphabet, Inc. - Class C	710,145	$125,972,621
Meta Platforms, Inc. - Class A	175,000	129,165,750
Verizon Communications, Inc.	2,421,000	104,756,670
		359,895,041
Consumer Discretionary - 6.8%
Amazon.com, Inc.(a)	1,672,000	366,820,080
Consumer Staples - 2.6%
Casey’s General Stores, Inc.	42,748	21,813,022
Hormel Foods Corp.	2,171,592	65,690,658
Kraft Heinz Co.	2,015,000	52,027,300
		139,530,980
Financials - 14.0%
Fiserv, Inc.(a)	873,395	150,582,032
JPMorgan Chase & Co.	1,083,000	313,972,530
Piper Sandler Cos.	168,000	46,693,920
Visa, Inc. - Class A	444,000	157,642,200
Wells Fargo & Co.	1,035,500	82,964,260
		751,854,942
Health Care - 11.8%
Abbott Laboratories	118,361	16,098,279
Bio-Techne Corp.	1,393,800	71,711,010
Eli Lilly & Co.	152,539	118,908,727
Johnson & Johnson	405,725	61,974,494
Medpace Holdings, Inc.(a)	45,000	14,123,700
Roche Holding AG - ADR	3,192,509	130,126,667
UnitedHealth Group, Inc.	708,583	221,056,638
		633,999,515
Industrials - 13.8%
CH Robinson Worldwide, Inc.	525,000	50,373,750
Donaldson Co., Inc.	123,647	8,574,919
Fastenal Co.	2,924,000	122,808,000
Graco, Inc.	2,059,774	177,078,771
nVent Electric PLC	1,318,919	96,610,817
Rockwell Automation, Inc.	250,000	83,042,500
Tennant Co.	786,000	60,899,280
Toro Co.	1,999,523	141,326,286
		740,714,323
Information Technology - 34.7%(b)
Apple, Inc.	763,800	156,708,846
Clearfield, Inc.(a)	440,447	19,119,804
Entegris, Inc.	572,000	46,131,800
Littelfuse, Inc.	473,000	107,243,290
Microsoft Corp.	1,315,000	654,094,150

The accompanying notes are an integral part of these financial statements.

1

Mairs & Power Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Motorola Solutions, Inc.	288,500	$121,302,710
NVIDIA Corp.	3,385,338	534,849,551
QUALCOMM, Inc.	506,000	80,585,560
Salesforce, Inc.	131,277	35,797,925
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	342,000	77,459,580
Workiva, Inc.(a)	432,857	29,629,062
		1,862,922,278
Materials - 4.7%
Ecolab, Inc.	278,015	74,908,362
HB Fuller Co.	1,262,674	75,949,841
Sherwin-Williams Co.	304,000	104,381,440
		255,239,643
Utilities - 4.8%
Alliant Energy Corp.	1,948,000	117,795,560
IDACORP, Inc.	225,000	25,976,250
WEC Energy Group, Inc.	1,105,500	115,193,100
		258,964,910
TOTAL COMMON STOCKS (Cost $2,418,332,168)		5,369,941,712
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25%(c)	6,051,137	6,051,137
TOTAL SHORT-TERM INVESTMENTS (Cost $6,051,137)		6,051,137
TOTAL INVESTMENTS - 100.0% (Cost $2,424,383,305)		$5,375,992,849
Liabilities in Excess of Other Assets - (0.0)%(d)		(1,861,526)
TOTAL NET ASSETS - 100.0%		$5,374,131,323

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P” ). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc. (the “Adviser”).
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.7%
Communication Services - 3.5%
Alphabet, Inc. - Class C	84,039	$14,907,678
Walt Disney Co.	83,000	10,292,830
		25,200,508
Consumer Discretionary - 2.3%
Amazon.com Inc.(a)	41,000	8,994,990
Home Depot, Inc.	20,831	7,637,478
		16,632,468
Consumer Staples - 4.1%
Casey’s General Stores, Inc.	17,000	8,674,590
Hershey Co.	13,000	2,157,350
Hormel Foods Corp.	232,474	7,032,338
Procter & Gamble Co.	37,000	5,894,840
Sysco Corp.	66,046	5,002,324
Target Corp.	11,084	1,093,437
		29,854,879
Financials - 10.8%
American Express Co.	23,843	7,605,440
Ameriprise Financial, Inc.	16,000	8,539,680
Fiserv, Inc.(a)	100,357	17,302,550
JPMorgan Chase & Co.	58,922	17,082,077
US Bancorp/MN	91,768	4,152,502
Visa, Inc. - Class A	42,011	14,916,006
Wells Fargo & Co.	107,389	8,604,007
		78,202,262
Health Care - 10.6%
Abbott Laboratories	113,843	15,483,786
Bio-Techne Corp.	106,876	5,498,770
Eli Lilly & Co.	15,809	12,323,590
Johnson & Johnson	65,000	9,928,750
Medtronic PLC	137,000	11,942,290
Roche Holding AG - ADR	197,000	8,029,720
UnitedHealth Group, Inc.	42,226	13,173,245
		76,380,151
Industrials - 11.2%
3M Co.	6,527	993,671
Automatic Data Processing, Inc.	34,000	10,485,600
CH Robinson Worldwide, Inc.	37,000	3,550,150
Donaldson Co., Inc.	53,000	3,675,550
Fastenal Co.	260,000	10,920,000
Graco, Inc.	181,826	15,631,581
Honeywell International, Inc.	21,091	4,911,672
nVent Electric PLC	58,433	4,280,217
Rockwell Automation, Inc.	25,000	8,304,250

The accompanying notes are an integral part of these financial statements.

3

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Tennant Co.	61,750	$4,784,390
Toro Co.	186,323	13,169,310
		80,706,391
Information Technology - 12.2%
Entegris, Inc.	67,000	5,403,550
Littelfuse, Inc.	51,000	11,563,230
Microsoft Corp.	65,568	32,614,179
Motorola Solutions, Inc.	25,105	10,555,648
QUALCOMM, Inc.	43,811	6,977,340
Salesforce, Inc.	7,800	2,126,982
Texas Instruments, Inc.	90,000	18,685,800
		87,926,729
Materials - 5.1%
Ecolab, Inc.	63,273	17,048,277
HB Fuller Co.	131,205	7,891,981
Sherwin-Williams Co.	34,000	11,674,240
		36,614,498
Utilities - 2.9%
WEC Energy Group, Inc.	80,000	8,336,000
Xcel Energy, Inc.	184,700	12,578,070
		20,914,070
TOTAL COMMON STOCKS (Cost $249,928,885)		452,431,956

	Par
CORPORATE BONDS - 32.2%
Communication Services - 1.4%
AT&T, Inc., 4.50%, 05/15/2035	$3,000,000	2,860,918
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,933,410
Cox Communications, Inc., 4.80%, 02/01/2035(b)	1,880,000	1,755,477
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,779,570
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,093,776
		10,423,151
Communications - 0.2%
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	373,749
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	581,000	486,587
5.05%, 03/15/2042	800,000	540,000
		1,400,336

The accompanying notes are an integral part of these financial statements.

4

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - 3.4%
AutoNation, Inc., 3.80%, 11/15/2027	$1,110,000	$1,092,481
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,064,338
3.88%, 08/15/2030	1,000,000	949,564
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	945,135
5.85%, 08/01/2034	750,000	757,492
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,188,483
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	1,998,504
4.75%, 01/15/2043	1,000,000	770,160
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,540,360
General Motors Co.
4.20%, 10/01/2027	1,000,000	989,715
5.15%, 04/01/2038	1,000,000	931,468
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	513,802
Hasbro, Inc., 3.90%, 11/19/2029	2,000,000	1,928,934
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,210,921
Lowe’s Cos., Inc., 4.65%, 04/15/2042	880,000	774,269
McDonald’s Corp., 3.70%, 02/15/2042	1,000,000	796,664
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,915,588
Tapestry, Inc., 3.05%, 03/15/2032	500,000	446,983
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	328,148	324,250
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	976,065
5.15%, 03/01/2043	1,100,000	956,280
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	652,160
		24,723,616
Consumer Staples - 0.9%
Land O’ Lakes Capital Trust I, 7.45%, 03/15/2028(b)	1,949,000	1,955,833
Land O’ Lakes, Inc.
7.25%, Perpetual(b)	2,500,000	2,161,773
7.00%, Perpetual(b)	2,500,000	2,096,875
		6,214,481
Energy - 1.0%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,241,164
6.95%, 01/15/2038	1,000,000	1,109,817
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,198,967
Murphy Oil Corp., 5.88%, 12/01/2042(c)	500,000	405,839
Northern Natural Gas Co., 4.10%, 09/15/2042(b)	1,021,000	825,171
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,203,387
Sabal Trail Transmission LLC, 4.68%, 05/01/2038(b)	1,000,000	901,173
		6,885,518

The accompanying notes are an integral part of these financial statements.

5

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - 11.3%
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	$500,000	$501,762
AmFam Holdings, Inc., 2.81%, 03/11/2031(b)	1,540,000	1,313,086
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,183,044
Assurant, Inc., 3.70%, 02/22/2030	2,300,000	2,188,854
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,012,009
4.00%, 08/15/2034	538,000	499,905
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,609,775
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,860,206
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,957,814
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032(b)	1,000,000	863,269
Capital One Financial Corp.
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	3,000,000	3,069,299
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	2,036,716
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,107,288
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	6,000,000	5,543,542
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,382,194
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	489,040
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,052,788
Farmers Exchange Capital, 7.05%, 07/15/2028(b)	1,650,000	1,734,682
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	980,362
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035(b)	750,000	755,046
FMR LLC, 6.45%, 11/15/2039(b)	1,141,000	1,263,338
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,557,588
Goldman Sachs Group, Inc.
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	512,493
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,766,742
Hanover Insurance Group, Inc., 2.50%, 09/01/2030	2,500,000	2,224,388
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,448,035
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,998,147
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,959,956
4.13%, 12/15/2026	1,000,000	999,129
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	2,072,833
5.75%, 06/15/2035	1,000,000	1,012,242
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	997,264
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,968,806

The accompanying notes are an integral part of these financial statements.

6

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	$1,700,000	$1,517,829
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	637,309
Old Republic International Corp.
3.88%, 08/26/2026	790,000	784,133
5.75%, 03/28/2034	1,000,000	1,030,375
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	493,551
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034(b)	470,000	500,093
Penske Truck Leasing Co. Lp/ PTL Finance Corp.
5.70%, 02/01/2028(b)	500,000	514,298
6.05%, 08/01/2028(b)	500,000	520,981
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,862,328
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	427,586
Prudential Insurance Co. of America, 8.30%, 07/01/2025(b)	1,000,000	1,000,000
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,534,444
Synchrony Financial
4.50%, 07/23/2025	1,000,000	999,339
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,027,954
2.88%, 10/28/2031	1,000,000	867,715
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,105,056
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,697,439
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	996,113
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,389,740
		81,827,925
Health Care - 1.2%
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	43,000	42,960
2.35%, 11/13/2040	1,500,000	1,030,862
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,285,534
2.70%, 08/21/2040	1,500,000	1,036,792
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	912,795
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,040,340
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	985,070
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	548,122
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,429,592
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	700,000	641,813
		8,953,880
Industrials - 3.1%
Ashtead Capital, Inc., 5.80%, 04/15/2034(b)	1,000,000	1,024,917
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,934,051
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,249,405
FedEx Corp., 4.10%, 04/15/2043	1,000,000	780,917

The accompanying notes are an integral part of these financial statements.

7

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
GATX Corp.
4.90%, 03/15/2033	$1,000,000	$992,122
5.45%, 09/15/2033	1,000,000	1,020,893
6.05%, 03/15/2034	500,000	529,345
6.90%, 05/01/2034	500,000	555,240
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,689,236
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,062,244
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,504,167
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,408,423
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,524,952
Quanta Services, Inc., 5.25%, 08/09/2034	1,000,000	1,013,076
Resideo Funding, Inc., 6.50%, 07/15/2032(b)	1,500,000	1,538,311
Steelcase, Inc., 5.13%, 01/18/2029	1,375,000	1,370,793
Toro Co., 7.80%, 06/15/2027	500,000	529,932
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	919,261
		22,647,285
Information Technology - 3.2%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	729,025
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	877,377
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,790,504
5.50%, 06/01/2032	1,000,000	1,009,882
Broadcom, Inc.
3.47%, 04/15/2034(b)	1,000,000	893,928
4.93%, 05/15/2037(b)	1,500,000	1,455,997
Entegris, Inc., 4.75%, 04/15/2029(b)	3,000,000	2,964,352
Fortinet, Inc., 2.20%, 03/15/2031	1,500,000	1,319,408
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(c)	1,000,000	1,000,042
HP, Inc.
2.65%, 06/17/2031	1,000,000	884,104
5.50%, 01/15/2033	2,000,000	2,042,645
Micron Technology, Inc.
5.88%, 02/09/2033	500,000	520,971
6.05%, 11/01/2035	500,000	523,629
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,518,543
5.50%, 09/01/2044	2,000,000	1,952,532
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,402,460
		22,885,399
Materials - 2.4%
Albemarle Corp.
5.05%, 06/01/2032	850,000	816,524
5.45%, 12/01/2044	325,000	271,963
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,048,753

The accompanying notes are an integral part of these financial statements.

8

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - (Continued)
Cabot Corp.
3.40%, 09/15/2026	$1,500,000	$1,479,531
4.00%, 07/01/2029	1,800,000	1,757,114
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	2,000,000	2,124,272
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,020,111
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	3,000,000	2,938,308
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,647,132
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(b)	486,000	458,054
3.27%, 11/15/2040(b)	1,000,000	735,128
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,047,709
Newmont Corp., 4.88%, 03/15/2042	1,000,000	935,865
		17,280,464
Technology - 0.8%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	998,855
Dell, Inc., 5.40%, 09/10/2040	1,000,000	965,670
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,825,534
		5,790,059
Utilities - 3.3%
Alliant Energy Finance LLC, 3.60%, 03/01/2032(b)	1,000,000	906,398
Ameren Corp., 5.38%, 03/15/2035	1,000,000	1,006,818
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	942,740
6.15%, 05/15/2034	2,000,000	2,104,192
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,067,943
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,207,416
Great River Energy, 7.23%, 07/01/2038(b)	753,220	832,610
Interstate Power and Light Co.
6.30%, 05/01/2034	500,000	526,746
6.25%, 07/15/2039	2,000,000	2,124,308
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,969,877
4.75%, 09/01/2028	500,000	500,177
Niagara Mohawk Power Corp., 4.28%, 10/01/2034(b)	2,000,000	1,864,788
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,205,311
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	999,739
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,038,930
Toledo Edison Co., 2.65%, 05/01/2028(b)	416,000	390,052
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,147,555
4.00%, 01/15/2043	1,000,000	807,051
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	1,002,243
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,021,659
		23,666,553
TOTAL CORPORATE BONDS (Cost $240,537,413)		232,698,667

The accompanying notes are an integral part of these financial statements.

9

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 2.3%
United States Treasury Note/Bond
0.75%, 03/31/2026	$1,000,000	$975,403
0.75%, 04/30/2026	1,000,000	972,970
1.13%, 10/31/2026	1,000,000	964,414
2.63%, 05/31/2027	3,000,000	2,938,477
1.25%, 06/30/2028	1,000,000	931,055
1.00%, 07/31/2028	1,000,000	921,973
1.25%, 09/30/2028	1,000,000	925,195
2.63%, 02/15/2029	2,000,000	1,926,250
1.38%, 11/15/2031	2,000,000	1,711,484
2.88%, 05/15/2032	2,000,000	1,866,406
4.25%, 05/15/2035	1,500,000	1,502,930
3.25%, 05/15/2042	1,000,000	828,594
TOTAL U.S. TREASURY SECURITIES (Cost $16,816,077)		16,465,151
MUNICIPAL BONDS - 1.4%
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	693,683
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	830,422
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	417,075
Desert Community College District, 2.46%, 08/01/2040	300,000	220,789
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	570,026
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	382,522
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	641,049
Michigan State University, 4.50%, 08/15/2048	1,000,000	885,591
Minnesota Housing Finance Agency, 5.41%, 07/01/2035	985,000	992,842
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	306,120
5.68%, 01/01/2036	630,000	642,535
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	785,212
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	402,453
Socorro Independent School District, 2.13%, 08/15/2031	500,000	439,588
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	391,201
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	588,733
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	729,939
TOTAL MUNICIPAL BONDS (Cost $11,878,774)		9,919,780
ASSET-BACKED SECURITIES - 0.6%
American Airlines Group, Inc.
3.60%, 09/22/2027	110,134	106,964
Series 2014-1, 3.70%, 10/01/2026	895,898	879,154
Series 2015-1, 3.38%, 05/01/2027	232,277	227,517
Series 2015-2, 4.00%, 09/22/2027	359,085	341,738
Series 2016-3B, 3.75%, 10/15/2025	337,124	335,612

The accompanying notes are an integral part of these financial statements.

10

Mairs & Power Balanced Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031(b)	$522,100	$498,606
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,075,908	1,051,324
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	66,259	58,853
United Airlines, Inc.
Series A, 4.30%, 08/15/2025	502,380	504,058
Series A, 4.00%, 04/11/2026	389,739	388,161
TOTAL ASSET-BACKED SECURITIES (Cost $4,468,755)		4,391,987
	Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25%(d)	1,278,663	1,278,663
TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,663)		1,278,663
TOTAL INVESTMENTS - 99.4% (Cost $524,908,567)		$717,186,204
Other Assets in Excess of Liabilities - 0.6%		4,124,007
TOTAL NET ASSETS - 100.0%		$721,310,211

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $31,724,236 or 4.4% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Mairs & Power Small Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3%
Consumer Discretionary - 5.3%
Gentherm, Inc.(a)	137,034	$3,876,692
Life Time Group Holdings, Inc.(a)	149,039	4,520,353
Polaris, Inc.	98,294	3,995,651
		12,392,696
Consumer Staples - 4.2%
Casey’s General Stores, Inc.	9,245	4,717,446
MGP Ingredients, Inc.	173,245	5,192,153
		9,909,599
Financials - 17.2%
Alerus Financial Corp.	96,441	2,086,983
Associated Banc-Corp.	254,769	6,213,816
Cullen/Frost Bankers, Inc.	42,471	5,459,222
Glacier Bancorp, Inc.	97,354	4,194,010
Piper Sandler Cos.	32,089	8,918,817
QCR Holdings, Inc.	109,700	7,448,630
Wintrust Financial Corp.	49,942	6,191,809
		40,513,287
Health Care - 13.1%
Bio-Techne Corp.	113,457	5,837,363
CVRx, Inc.(a)	142,456	837,641
Exact Sciences Corp.(a)	69,707	3,704,230
Inspire Medical Systems, Inc.(a)	58,949	7,649,812
Medpace Holdings, Inc.(a)	30,126	9,455,346
RadNet, Inc.(a)	56,959	3,241,537
		30,725,929
Industrials - 24.6%
AAR Corp.(a)	153,215	10,539,660
AZEK Co., Inc.(a)	22,875	1,243,256
Generac Holdings, Inc.(a)	22,412	3,209,623
Hub Group, Inc. - Class A	272,857	9,121,610
JBT Marel Corp.	88,532	10,646,858
nVent Electric PLC	93,944	6,881,398
Oshkosh Corp.	27,295	3,099,074
Tennant Co.	66,119	5,122,900
Toro Co.	111,800	7,902,024
		57,766,403
Information Technology - 23.5%
Clearfield, Inc.(a)	256,793	11,147,384
Clearwater Analytics Holdings, Inc. - Class A(a)	92,510	2,028,744
Cognex Corp.	128,024	4,060,921
Entegris, Inc.	102,681	8,281,223
Jamf Holding Corp.(a)	381,667	3,629,653
Littelfuse, Inc.	37,843	8,580,143
Plexus Corp.(a)	55,718	7,539,203

The accompanying notes are an integral part of these financial statements.

12

Mairs & Power Small Cap Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
SkyWater Technology, Inc.(a)	148,875	$1,464,930
Workiva, Inc.(a)	122,384	8,377,185
		55,109,386
Materials - 7.6%
HB Fuller Co.	148,268	8,918,320
Knife River Corp.(a)	110,601	9,029,466
		17,947,786
Utilities - 4.8%
Black Hills Corp.	107,804	6,047,804
Northwestern Energy Group, Inc.	101,429	5,203,308
		11,251,112
TOTAL COMMON STOCKS (Cost $196,039,677)		235,616,198
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25%(b)	727,643	727,643
TOTAL SHORT-TERM INVESTMENTS (Cost $727,643)		727,643
TOTAL INVESTMENTS - 100.6% (Cost $196,767,320)		$236,343,841
Liabilities in Excess of Other Assets - (0.6)%		(1,378,574)
TOTAL NET ASSETS - 100.0%		$234,965,267

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 98.4%
Minnesota - 98.4%(a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$329,809
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	150,399
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	328,198
Burnsville-Eagan-Savage Independent School District No 191, 4.00%, 02/01/2031	210,000	210,080
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	271,397
City of Apple Valley MN
4.00%, 09/01/2030	160,000	158,175
4.00%, 09/01/2041	290,000	249,930
City of Center City MN, 4.00%, 11/01/2027	135,000	136,177
City of Chaska MN, 4.00%, 02/01/2040	350,000	329,489
City of Chaska MN Electric Revenue, 5.00%, 10/01/2025	140,000	140,711
City of Cold Spring MN, 4.00%, 02/01/2044	150,000	135,445
City of Coon Rapids MN, 2.50%, 02/01/2036	100,000	83,977
City of Delano MN, 5.00%, 02/01/2038	250,000	266,114
City of Duluth MN, 5.00%, 02/01/2030	250,000	253,336
City of Elk River MN Electric Revenue, 3.00%, 08/01/2032	140,000	135,312
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	254,534
City of Greenfield MN, 5.00%, 12/15/2030	115,000	126,542
City of Hastings MN, 5.00%, 02/01/2027	175,000	181,313
City of Hermantown MN, 4.00%, 02/01/2043	300,000	279,155
City of Hutchinson MN, 2.00%, 02/01/2034	300,000	246,249
City of Jordan MN, 4.00%, 02/01/2033	135,000	140,808
City of Madelia MN, 2.00%, 02/01/2033	115,000	99,511
City of Minneapolis MN
5.00%, 11/15/2036	150,000	152,710
4.00%, 11/15/2040	100,000	92,892
5.00%, 11/15/2052(b)	130,000	136,637
City of Minnetrista MN, 4.00%, 02/01/2031	145,000	152,776
City of Montgomery MN, 5.00%, 02/01/2030	200,000	218,238
City of New Prague MN, 4.00%, 02/01/2037	315,000	318,211
City of Northfield MN
5.00%, 02/01/2041	385,000	403,944
4.00%, 02/01/2044	200,000	183,578
City of Owatonna MN, 4.00%, 03/01/2035	175,000	180,275
City of Rochester MN, 5.00%, 02/01/2040	150,000	160,750
City of Rosemount MN, 5.00%, 02/01/2037	250,000	269,534
City of St Cloud MN
2.00%, 02/01/2034	200,000	164,166
5.00%, 05/01/2043	250,000	254,300
City of Victoria MN, 4.00%, 02/01/2042	250,000	240,825
City of Wayzata MN, 3.00%, 12/01/2027	100,000	99,663
City of Winona MN, 5.00%, 02/01/2032	180,000	201,511
Cleveland Independent School District No 391, 4.00%, 02/01/2026	105,000	105,598
County of Beltrami MN, 4.00%, 12/01/2042	250,000	238,088
County of Carlton MN, 5.00%, 02/01/2042	250,000	262,435

The accompanying notes are an integral part of these financial statements.

14

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
County of Hennepin MN
5.00%, 12/01/2030	$195,000	$205,333
5.00%, 12/15/2037	250,000	260,732
5.00%, 12/01/2042	155,000	164,775
5.00%, 12/01/2043	150,000	158,102
5.00%, 12/01/2044	500,000	526,458
County of Hubbard MN, 4.00%, 02/01/2036	250,000	257,566
County of Itasca MN, 4.00%, 02/01/2044	200,000	184,959
County of Koochiching MN, 5.00%, 02/01/2035	300,000	328,735
County of Pennington MN, 2.38%, 02/01/2035	100,000	83,979
County of Ramsey MN, 5.00%, 02/01/2038	300,000	329,824
County of St Louis MN, 2.00%, 12/01/2035	350,000	272,818
County of Wright MN, 3.00%, 12/01/2039	250,000	210,420
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	268,916
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	136,749
Duluth Independent School District No 709, 0.00%, 02/01/2031(c)	200,000	156,933
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	254,237
Elk River Independent School District No 728
4.00%, 02/01/2026	125,000	125,820
4.00%, 02/01/2037	250,000	251,239
Fergus Falls Independent School District No 544, 5.00%, 02/01/2034	100,000	109,084
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	495,965
Hibbing Independent School District No 701, 3.00%, 03/01/2033	300,000	290,653
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	65,000	64,404
3.13%, 11/15/2032	110,000	102,464
4.00%, 10/01/2037	250,000	244,459
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	291,706
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	561,340
Metropolitan Council
5.00%, 03/01/2026	100,000	101,634
5.00%, 12/01/2028	100,000	107,706
4.00%, 03/01/2030	155,000	158,051
Minneapolis Special School District No 1, 5.00%, 02/01/2042	295,000	311,437
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	154,046
5.00%, 01/01/2032	250,000	267,659
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	254,301
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2029	255,000	275,519
5.00%, 10/01/2034	260,000	272,942
4.00%, 03/01/2036	215,000	214,175
3.00%, 10/01/2041	300,000	238,548
3.00%, 03/01/2043	125,000	97,981
Minnesota Housing Finance Agency, 3.10%, 02/01/2027	150,000	149,698

The accompanying notes are an integral part of these financial statements.

15

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	$200,000	$200,114
Otsego Economic Development Authority, 4.00%, 02/01/2044	350,000	310,944
Owatonna Independent School District No 761/MN, 4.00%, 02/01/2028	150,000	154,950
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	176,722
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	108,493
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	357,837
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	280,167
Rochester Independent School District No 535
4.00%, 02/01/2031	200,000	204,723
2.50%, 02/01/2039	250,000	190,051
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	294,733
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	282,501
South Washington County Independent School District No 833/MN, 5.00%, 04/01/2031	200,000	219,839
St Cloud Housing & Redevelopment Authority
2.00%, 02/01/2031	130,000	117,925
2.00%, 02/01/2033	160,000	138,450
St Cloud Independent School District No 742/MN
0.00%, 02/01/2033(c)	150,000	114,027
5.00%, 02/01/2041	225,000	231,836
St Francis Independent School District No 15, 4.00%, 02/01/2036	150,000	151,183
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	164,332
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000	272,372
St Paul Independent School District No 625
3.00%, 02/01/2033	200,000	195,391
2.25%, 02/01/2035	100,000	83,827
5.00%, 02/01/2042	200,000	210,894
State of Minnesota
5.00%, 08/01/2025	490,000	490,830
5.00%, 08/01/2026	250,000	256,503
5.00%, 08/01/2028	155,000	166,065
5.00%, 08/01/2029	180,000	196,278
5.00%, 08/01/2034	250,000	263,132
4.00%, 09/01/2034	165,000	169,852
5.00%, 08/01/2035	185,000	199,995
4.00%, 08/01/2037	150,000	150,622
5.00%, 08/01/2043	400,000	422,089
State of Minnesota Department of Iron Range Resources & Rehabilitation, 5.00%, 10/01/2035	220,000	243,793
Stillwater Independent School District No 834
5.00%, 02/01/2040	250,000	263,615
4.00%, 02/01/2041	130,000	125,770
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	275,708

The accompanying notes are an integral part of these financial statements.

16

Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Minnesota - (Continued)
University of Minnesota
5.00%, 10/01/2026	$220,000	$226,514
5.00%, 04/01/2033	350,000	353,872
5.00%, 04/01/2040	150,000	154,680
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	99,584
5.00%, 02/01/2038	150,000	158,712
Waterville-Elysian-Morristown Independent School District No 2143/MN, 4.00%, 02/01/2045	250,000	228,822
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	95,100
Zumbro Education District
4.00%, 02/01/2034	125,000	119,833
4.00%, 02/01/2038	275,000	248,564
		26,655,403
TOTAL MUNICIPAL BONDS (Cost $27,923,620)		26,655,403
	Shares
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 4.25%(d)	520,484	520,484
TOTAL SHORT-TERM INVESTMENTS (Cost $520,484)		520,484
TOTAL INVESTMENTS - 100.3% (Cost $28,444,104)		$27,175,887
Liabilities in Excess of Other Assets - (0.3)%		(88,345)
TOTAL NET ASSETS - 100.0%		$27,087,542

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

17

MAIRS & POWER FUNDS
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
ASSETS:
Investments, at fair value (Note 2)*:	$5,375,992,849	$717,186,204	$236,343,841	$27,175,887
Interest receivable	41,777	3,176,055	1,680	432,101
Receivable for investments sold	—	951,672	100,675	—
Dividends receivable	2,214,794	488,781	69,318	—
Cash	—	374,095	—	—
Dividend tax reclaims receivable	2,130,298	191,499	—	—
Receivable for fund shares sold	723,279	63,067	3,584	433,354
Receivable from Adviser	—	—	—	573
Receivable for transaction fee	—	—	—	130
Prepaid expenses and other assets	36,036	2,219	29,180	10
Total assets	5,381,139,033	722,433,592	236,548,278	28,042,055
LIABILITIES:
Payable for capital shares redeemed	4,104,060	456,217	1,372,405	—
Payable to adviser (Note 4)	2,305,706	340,018	151,069	—
Payable for investments purchased	—	219,880	—	954,513
Payable for fund administration and accounting fees (Note 6)	246,125	42,362	17,627	—
Payable for distribution and shareholder servicing fees	123,424	22,096	15,360	—
Payable for transfer agent fees and expenses (Note 6)	124,905	17,356	9,129	—
Payable for custodian fees (Note 6)	51,730	8,636	3,784	—
Payable for compliance fees (Note 6)	1,861	1,861	1,859	—
Distributions payable	35	72	—	—
Payable for expenses and other liabilities	49,864	14,883	11,778	—
Total liabilities	7,007,710	1,123,381	1,583,011	954,513
NET ASSETS	$5,374,131,323	$721,310,211	$234,965,267	$27,087,542
Net Assets Consist of:
Paid-in capital	$2,123,298,440	$502,912,124	$173,903,036	$1,250
Additional paid-in capital	—	—	—	29,879,215
Total distributable earnings/(accumulated losses)	3,250,832,883	218,398,087	61,062,231	(2,792,923)
Total net assets	$5,374,131,323	$721,310,211	$234,965,267	$27,087,542
Fund shares, par value	$0.001	$0.001	$0.001	$0.001
Authorized	unlimited	unlimited	unlimited	unlimited
Fund shares issued and outstanding	31,203,553	6,501,615	8,366,448	1,250,000
Net asset value per share	$172.23	$110.94	$28.08	$21.67
*Cost of investments	$2,424,383,305	$524,908,567	$196,767,320	$28,444,104

The accompanying notes are an integral part of these financial statements.

18

MAIRS & POWER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025 (Unaudited)

	Mairs & Power Growth Fund	Mairs & Power Balanced Fund	Mairs & Power Small Cap Fund	Mairs & Power Minnesota Municipal Bond ETF
INVESTMENT INCOME:
Interest income	$628	$6,262,523	$—	$397,360
Dividend income	40,688,191	4,213,629	1,504,591	12,277
Less: Issuance fees	(95,775)	(8,274)	—	—
Less: Dividend withholding taxes	(767,833)	(41,045)	—	—
Total investment income	39,825,211	10,426,833	1,504,591	409,637
EXPENSES:
Investment advisory fee (Note 4)	14,252,684	2,166,986	1,070,482	30,903
Transfer agent fees (Note 6)	956,399	174,690	86,567	—
Fund administration and accounting fees (Note 6)	742,018	126,683	49,872	—
Custodian fees (Note 6)	141,469	21,490	8,928	—
Trustees’ fees	15,243	15,240	15,240	—
Federal and state registration fees	25,613	13,933	12,403	—
Audit fees	9,589	10,045	9,589	—
Reports to shareholders	41,799	9,336	5,587	—
Legal fees	15,524	8,337	7,121	—
Compliance fees (Note 6)	5,611	5,611	5,611	—
Other expenses and fees	185,610	52,139	31,495	—
Total expenses	16,391,559	2,604,490	1,302,895	30,903
Net investment income	23,433,652	7,822,343	201,696	378,734
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	131,189,292	5,142,788	(1,828,045)	(119,046)
Redemptions in-kind (Note 8, 9)	109,221,014	20,798,332	18,303,452	—
Net realized gain (loss)	240,410,306	25,941,120	16,475,407	(119,046)
Net change in unrealized appreciation (depreciation) on:
Investments	(164,413,274)	(14,656,937)	(43,099,455)	(317,141)
Net change in unrealized appreciation (depreciation)	(164,413,274)	(14,656,937)	(43,099,455)	(317,141)
Net realized and unrealized gain (loss)	75,997,032	11,284,183	(26,624,048)	(436,187)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,430,684	$19,106,526	$(26,422,352)	$(57,453)

The accompanying notes are an integral part of these financial statements.

19

MAIRS & POWER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Mairs & Power Growth Fund		Mairs & Power Balanced Fund
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$23,433,652	$47,364,121	$7,822,343	$15,498,339
Net realized gain (loss)	240,410,306	416,262,172	25,941,120	51,904,409
Net change in unrealized appreciation (depreciation)	(164,413,274)	507,569,357	(14,656,937)	3,761,536
Net increase (decrease) in net assets from operations	99,430,684	971,195,650	19,106,526	71,164,284
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(23,795,186)	(206,419,618)	(7,594,719)	(15,618,559)
Total distributions to shareholders	(23,795,186)	(206,419,618)	(7,594,719)	(15,618,559)
CAPITAL TRANSACTIONS:
Shares sold	184,427,585	376,175,457	40,610,541	82,709,348
Shares issued in reinvestment of distributions	21,929,369	191,014,959	7,175,739	14,802,371
Shares redeemed(1)	(385,295,412)	(874,099,732)	(92,052,638)	(179,044,201)
Net increase (decrease) in net assets from capital transactions	(178,938,458)	(306,909,316)	(44,266,358)	(81,532,482)
NET INCREASE (DECREASE) IN NET ASSETS	(103,302,960)	457,866,716	(32,754,551)	(25,986,757)
NET ASSETS:
Beginning of the period	5,477,434,283	5,019,567,567	754,064,762	780,051,519
End of the period	$ 5,374,131,323	$ 5,477,434,283	$721,310,211	$754,064,762
SHARES TRANSACTIONS
Shares sold	1,117,612	2,278,524	372,190	774,599
Shares issued in reinvestment of distributions	127,578	1,097,618	65,595	135,915
Shares redeemed	(2,329,299)	(5,199,802)	(842,338)	(1,678,274)
Total increase (decrease) in shares outstanding	(1,084,109)	(1,823,660)	(404,553)	(767,760)

(1)	Includes redemption in-kind transactions. See additional information contained in Note 9.
The accompanying notes are an integral part of these financial statements.

20

MAIRS & POWER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Mairs & Power Small Cap Fund		Mairs & Power Minnesota Municipal Bond ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$201,696	$248,657	$378,734	$535,253
Net realized gain (loss)	16,475,407	33,502,948	(119,046)	(624,939)
Net change in unrealized appreciation (depreciation)	(43,099,455)	(11,557,990)	(317,141)	110,280
Net increase (decrease) in net assets from operations	(26,422,352)	22,193,615	(57,453)	20,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(6,668,674)	(353,504)	(536,427)
Total distributions to shareholders	—	(6,668,674)	(353,504)	(536,427)
CAPITAL TRANSACTIONS:
Shares sold	39,224,926	41,459,558	4,796,386	6,694,300
Shares issued in reinvestment of distributions	—	6,457,260	—	—
Shares redeemed(1)	(88,949,640)	(83,830,223)	(640,713)	(1,311,264)
Redemption fees	5,247	3,175	—	—
ETF transaction fees (See Note 7)	—	—	3,041	5,286
Net increase (decrease) in net assets from capital transactions	(49,719,467)	(35,910,230)	4,158,714	5,388,322
NET INCREASE (DECREASE) IN NET ASSETS	(76,141,819)	(20,385,289)	3,747,757	4,872,489
NET ASSETS:
Beginning of the period	311,107,086	331,492,375	23,339,785	18,467,296
End of the period	$ 234,965,267	$311,107,086	$ 27,087,542	$ 23,339,785
SHARES TRANSACTIONS
Shares sold	1,420,120	1,375,050	220,000	300,000
Shares issued in reinvestment of distributions	—	200,598	—	—
Shares redeemed	(3,210,253)	(2,792,313)	(30,000)	(60,000)
Total increase (decrease) in shares outstanding	(1,790,133)	(1,216,665)	190,000	240,000

(1)	Includes redemption in-kind transactions. See additional information contained in Note 9.
The accompanying notes are an integral part of these financial statements.

21

Mairs & Power Growth Fund
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$169.64	$147.15	$118.00	$162.55	$136.08	$127.22
INVESTMENT OPERATIONS:
Net investment income	0.74(a)	1.43(a)	1.18(a)	1.02(a)	0.87	1.48
Net realized and unrealized gain (loss) on investments(b)	2.61	27.58	31.41	(35.15)	38.82	19.37
Total from investment operations	3.35	29.01	32.59	(34.13)	39.69	20.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.76)	(1.48)	(1.22)	(1.01)	(0.91)	(1.45)
Net realized gains	—	(5.04)	(2.22)	(9.41)	(12.31)	(10.54)
Total distributions	(0.76)	(6.52)	(3.44)	(10.42)	(13.22)	(11.99)
Net asset value, end of period	$172.23	$169.64	$147.15	$118.00	$162.55	$136.08
Total return(c)	1.98%	19.62%	27.70%	−21.07%	29.27%	16.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,374,131	$5,477,434	$5,019,568	$4,336,486	$5,950,161	$4,858,189
Ratio of expenses to average net assets(d)	0.63%	0.62%(g)	0.64%	0.63%	0.61%	0.64%
Ratio of net investment income (loss) to average net assets(d)	0.90%	0.86%(g)	0.89%	0.75%	0.55%	1.12%(e)
Portfolio turnover rate(c)	8%(f)	10%(f)	13%(f)	11%(f)	13%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(f)	Excludes in-kind transactions associated with redemptions of the Fund.
(g)	Includes waiver of covered expenses which amounted to less than 0.00%.
The accompanying notes are an integral part of these financial statements.

22

Mairs & Power Balanced Fund
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$109.19	$101.65	$93.06	$116.89	$105.23	$99.74
INVESTMENT OPERATIONS:
Net investment income	1.17(a)	2.14(a)	2.01(a)	1.86(a)	1.68	1.98
Net realized and unrealized gain (loss) on investments(b)	1.74	7.59	10.28	(19.21)	17.42	8.10
Total from investment operations	2.91	9.73	12.29	(17.35)	19.10	10.08
LESS DISTRIBUTIONS FROM:
Net investment income	(1.16)	(2.19)	(2.07)	(1.86)	(1.68)	(1.99)
Net realized gains	—	(0.00)(c)	(1.63)	(4.62)	(5.76)	(2.60)
Total distributions	(1.16)	(2.19)	(3.70)	(6.48)	(7.44)	(4.59)
Net asset value, end of period	$110.94	$109.19	$101.65	$93.06	$116.89	$105.23
Total return(d)	2.68%	9.60%	13.39%	−14.91%	18.30%	10.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$721,310	$754,065	$780,052	$780,847	$1,022,951	$895,253
Ratio of expenses to average net assets(e)	0.72%	0.71%(h)	0.71%	0.69%	0.69%	0.71%
Ratio of net investment income (loss) to average net assets(e)	2.17%	2.00%(h)	2.08%	1.81%	1.45%	2.01%(f)
Portfolio turnover rate(d)	6%(g)	11%(g)	12%(g)	10%(g)	13%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(g)	Excludes in-kind transactions associated with redemptions of the Fund.
(h)	Includes waiver of covered expenses which amounted to less than 0.00%.
The accompanying notes are an integral part of these financial statements.

23

Mairs & Power Small Cap Fund
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$30.63	$29.15	$26.43	$32.69	$28.15	$26.41
INVESTMENT OPERATIONS:
Net investment income	0.02(a)	0.02(a)	0.05(a)	0.05(a)	0.01	0.19
Net realized and unrealized gain (loss) on investments(b)	(2.57)	2.12	2.87	(4.59)	7.25	2.13
Total from investment operations	(2.55)	2.14	2.92	(4.54)	7.26	2.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.06)	(0.05)	(0.01)	(0.17)
Net realized gains	—	(0.64)	(0.14)	(1.67)	(2.71)	(0.41)
Total distributions	—	(0.66)	(0.20)	(1.72)	(2.72)	(0.58)
Redemption fee per share(c)(f)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$28.08	$30.63	$29.15	$26.43	$32.69	$28.15
Total return(d)	−8.33%	7.25%	11.04%	−13.93%	26.00%	8.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$234,965	$311,107	$331,492	$337,201	$427,257	$361,594
Ratio of expenses to average net assets(e)	0.97%	0.94%(i)	0.94%	0.92%	0.95%	1.04%
Ratio of net investment income (loss) to average net assets(e)	0.15%	0.07%(i)	0.17%	0.18%	0.02%	0.58%(g)
Portfolio turnover rate(d)	8%(h)	14%(h)	19%(h)	20%(h)	21%	16%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The Fund charges a 1.00% redemption fee on shares held 180 days or less.
(g)	Ratio revised subsequent to the completion of the annual report dated December 31, 2020 to include immaterial reclass adjustments related to the Fund’s holding of real estate investment trusts.
(h)	Excludes in-kind transactions associated with redemptions of the Fund.
(i)	Includes waiver of covered expenses which amounted to less than 0.00%.
The accompanying notes are an integral part of these financial statements.

24

Mairs & Power Minnesota Municipal Bond ETF
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.02	$22.52	$21.80	$25.16	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.59	0.40	0.29	0.18
Net realized and unrealized gain (loss) on investments(c)	(0.37)	(0.51)	0.72	(3.36)	0.14
Total from investment operations	(0.04)	0.08	1.12	(3.07)	0.32
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.58)	(0.40)	(0.29)	(0.16)
Total distributions	(0.31)	(0.58)	(0.40)	(0.29)	(0.16)
ETF transaction fees per share	0.00(d)	—	—	—	—
Net asset value, end of period	$21.67	$22.02	$22.52	$21.80	$25.16
Total return(e)	−0.20%	0.38%	5.26%	−12.20%	1.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,088	$23,340	$18,467	$17,439	$18,619
Ratio of expenses to average net assets(f)	0.25%	0.25%	0.34%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(f)	3.06%	2.68%	1.85%	1.33%	0.88%
Portfolio turnover rate(e)(g)	7%	45%	27%	18%	3%

(a)	Inception date of the Fund was March 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Mairs & Power Funds (the “Funds”) are comprised of the Mairs & Power Growth Fund (the “Growth Fund”), Mairs & Power Balanced Fund (the “Balanced Fund”), Mairs & Power Small Cap Fund (the “Small Cap Fund”) (collectively, the “Mutual Funds”) and the Mairs & Power Minnesota Municipal Bond ETF (the “Minnesota ETF”), each representing a distinct series with its own investment objective and policies within the Trust.
The investment objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long- term appreciation. The investment objective of the Balanced Fund is to provide capital growth, current income and preservation of capital. The investment objective of the Small Cap Fund is to seek above-average, long-term appreciation.
Pursuant to three tax-free reorganizations that took place after the close of business on April 29, 2022 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Growth Fund, the Balanced Fund and the Small Cap Fund are the successors to the Mairs & Power Growth Fund (the “Predecessor Growth Fund”), the Mairs & Power Balanced Fund (the “Predecessor Balanced Fund”) and the Mairs & Power Small Cap Fund (the “Predecessor Small Cap Fund,” and together with the Predecessor Growth Fund and the Predecessor Balanced Fund, the “Predecessor Funds”), respectively, each a series of Mairs & Power Funds Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and as a result, the financial statements of each Mutual Fund reflect the operations of the corresponding Predecessor Fund for the period prior to April 29, 2022.
The Predecessor Growth Fund commenced operations on November 7, 1958. The Predecessor Balanced Fund commenced operations on January 10, 1961. The Predecessor Small Cap Fund commenced operations on August 11, 2011.
The Minnesota ETF is an actively-managed exchange-traded fund. The investment objective of the Minnesota ETF is to seek current income that is exempt from federal and Minnesota state income tax consistent with the preservation of capital. The Minnesota ETF commenced operations on March 11, 2021.
Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by Mairs & Power, Inc. (the “Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at par value of $0.001 for the Funds. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.
The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade

26

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).
Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.
Demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees (the “Board”). These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced.
FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of June 30, 2025:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1*	$5,375,992,849	$453,710,619	$236,343,841	$520,484
Level 2**	—	263,475,585	—	26,655,403
Level 3	—	—	—	—
Total	$5,375,992,849	$717,186,204	$236,343,841	$27,175,887

*	All Level 1 investments are equity securities (common stocks) and short-term investments.
**	All Level 2 investments are fixed income securities.

27

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
For detail of securities by major sector classification for the Funds, please refer to the Schedules of Investments. The Funds did not hold any Level 3 investments during the six months ended June 30, 2025.
The Funds did not hold any financial derivative instruments during the six months ended June 30, 2025.
Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. During the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits.
The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.
Distributions to Shareholders
In general, the Growth Fund will distribute any net investment income semi-annually. The Balanced Fund will distribute any net investment income quarterly. The Small Cap Fund will distribute any net investment income annually. The Minnesota ETF will distribute any net investment income monthly. The Funds will distribute any net realized long- or short-term capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
The Minnesota ETF intends to make distributions that are exempt from federal and Minnesota state income tax, in the form of exempt-interest dividends. However, some of the Minnesota ETF’s distributions other than exempt-interest dividends may be taxed as ordinary income or capital gains (or a combination). The Minnesota ETF may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or Minnesota state income tax. Income exempt from federal income tax may be subject to state and local income tax. The federal income tax status of all distributions made by the Minnesota ETF for the preceding year will be reported annually to shareholders.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Share Transactions
The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) divided by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.
Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly among the series of the Trust, or by other equitable means.

28

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
NOTE 3 – FEDERAL TAX MATTERS
Mutual Funds
At December 31, 2024, the Mutual Funds’ components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Balanced Fund	Small Cap Fund
Cost of investments	$2,361,575,902	$544,971,716	$229,309,666
Gross unrealized appreciation	$3,140,847,943	$232,614,115	$107,091,817
Gross unrealized depreciation	(24,825,125)	(25,727,835)	(24,832,549)
Net unrealized appreciation	3,116,022,818	206,886,280	82,259,268
Undistributed ordinary income	384,194	—	7,091
Undistributed long-term capital gains	58,790,373	—	5,218,125
Distributable earnings	59,174,567	—	5,225,216
Other accumulated earnings	—	—	—
Total distributable earnings	$3,175,197,385	$206,886,280	$87,484,484

The Mutual Funds’ tax character of distributions paid during the years ended December 31, 2024 and December 31, 2023 were as follows:

Year Ended December 31, 2024 Distributions Paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$47,631,864	$15,514,649	$241,567
Long-term capital gains	158,787,754	103,910	6,427,107
Total distributions paid	$206,419,618	$15,618,559	$6,668,674

Year Ended December 31, 2023 Distributions Paid from:	Growth Fund	Balanced Fund	Small Cap Fund
Ordinary income	$41,862,078	$16,211,476	$642,561
Long-term capital gains	74,739,440	12,356,279	1,593,036
Total distributions paid	$116,601,518	$28,567,755	$2,235,597

In addition, GAAP requires that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. The permanent differences primarily relate to utilization of earnings and profits distributed to shareholders on redemption of shares and distribution reclasses and securities redeemed in- kind.

29

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
These reclassifications have no effect on net assets or net asset value per share. On the Statements of Assets and Liabilities, the following reclassifications were made for the year end ended December 31, 2024:

	Total Distributable Earnings	Paid in Capital
Growth Fund	$(252,013,993)	$252,013,993
Balanced Fund	(51,831,477)	51,831,477
Small Cap Fund	(21,098,888)	21,098,888

Minnesota ETF
As of December 31, 2024, the Minnesota ETF’s cost and unrealized on investments on a tax basis were as follows:

Cost of investments for tax purposes	$23,980,485
Gross tax unrealized appreciation	$59,535
Gross tax unrealized depreciation	(1,010,611)
Net tax unrealized depreciation	$(951,076)

As of November 30, 2024, the Minnesota ETF’s tax year end, the tax basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$16,605
Other accumulated losses	(1,422,334)
Unrealized depreciation on investments	(598,131)
Total distributable earnings	$(2,003,860)

At November 30, 2024, the Minnesota ETF had short-term and long-term capital losses of $(253,543) and $(1,168,791), respectively, which will be carried forward indefinitely to offset future realized capital gains. To the extent the Minnesota ETF realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the period ended November 30, 2024.
The Minnesota ETF’s tax character of distributions paid during the years ended November 30, 2024 and November 30, 2023 were as follows:

Period Ended November 30, 2024 Distributions Paid from:
Ordinary income	$24,329
Tax-exempt income	488,259
Long-term capital gains	—
Total distributions paid	$512,588

Period Ended November 30, 2023 Distributions Paid from:
Ordinary income	$13,386
Tax-exempt income	299,990
Long-term capital gains	—
Total distributions paid	$313,376

For the year ended December 31, 2024, the Minnesota ETF had no required reclassifications to certain components of net assets related financial and tax reporting.

30

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
NOTE 4 – INVESTMENT ADVISER
The Trust has an investment advisory agreement (the “Mutual Funds Agreement”) with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of the Mutual Funds Agreement between the Trust, on behalf of each Mutual Fund, and the Adviser, the Adviser is paid a monthly fee on average daily net assets at the following annual rates for the Mutual Funds:

	Growth Fund	Balanced Fund	Small Cap Fund
Up to $2.5 Billion	0.60%	0.60%	0.80%
Over $2.5 Billion	0.50%	0.60%	0.80%

Under the investment advisory agreement, the Adviser has agreed to reimburse the Growth Fund or Balanced Fund in the event that the total expenses incurred by either Fund in any fiscal year, excluding interest, taxes, brokerage commissions and extraordinary litigation costs, but including payments to the Adviser, shall exceed 1.50% of the first $30 million dollars and 1.00% of the balance of the average value of the net assets of the Fund during such fiscal year, based upon computations of such value made as of the close of business on the last valuation day of each month during such fiscal year. Any amounts waived or reimbursed by the Adviser pursuant to the investment advisory agreement may not be recouped.
The Adviser previously agreed to waive its management fees and/or reimburse expenses of the Growth Fund, Balanced Fund or Small Cap Fund for a period of two years following the closing of the Reorganizations, to the extent that Covered Expenses (defined below) accrued for the twelve months ending on the first anniversary of the closing of the Reorganizations and the twelve months ending on the second anniversary of the Reorganizations exceed $137,000, $72,000 and $62,500, respectively. Covered Expenses were limited to outside legal expenses, audit and tax expenses, trustees’ fees, insurance expenses, ICI membership fees, and chief compliance officer fees (Covered Expenses). During the fiscal year ended December 31, 2024, Covered Expenses of $4,492, $14,952 and $16,414 were waived for the Growth Fund, Balanced Fund and Small Cap Fund, respectively.
In addition, the Trust, on behalf of the Minnesota ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Minnesota ETF. Pursuant to the ETF Agreement, the Minnesota ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Minnesota ETF’s average daily net assets. The Adviser has agreed to pay all expenses of the Minnesota ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Minnesota ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
NOTE 5 – DISTRIBUTION AGREEMENT
Foreside Fund Services, LLC (the “Distributor”) serves as the Mutual Funds’ distributor pursuant to a Distribution Agreement and the Minnesota ETF’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Minnesota ETF. With respect to the Minnesota ETF, the Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
NOTE 6 – RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ administrator under a Fund Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds.

31

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of the ETF Agreement, the Adviser pays the Minnesota ETF’s administrative, custody, transfer agency, accounting and Chief Compliance Officer fees. Expenses incurred by the Mutual Funds for the six months ended June 30, 2025, and owed as of June 30, 2025, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
Certain officers of the Funds are also employees of Fund Services. The Trust’s Chief Compliance Officer is an employee of Fund Services.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
Shares of the Minnesota ETF are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Minnesota ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares though this may change from time to time. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Minnesota ETF will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Minnesota ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Minnesota ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Minnesota ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the Minnesota ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Minnesota ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Minnesota ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Minnesota ETF will be issued to such Authorized Participant notwithstanding the fact that the Minnesota ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing deposit securities as soon as possible. If the Minnesota ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Minnesota ETF for losses, if any.

32

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
NOTE 8 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the six months ended June 30, 2025 were as follows:

	Purchases	Sales
Growth Fund	$409,740,365	$449,746,703(a)
Balanced Fund	45,791,509	62,552,738(a)
Small Cap Fund	20,462,209	39,030,248(a)
Minnesota ETF	6,527,141	1,663,532

The Funds did not have any purchases or sales of government securities during the six months ended June 30, 2025.
(a)	Sales exclude redemptions in-kind of $128,200,364, $27,177,178, and $30,213,072 for the Growth Fund, Balanced Fund and Small Cap Fund, respectively. See Note 9.
NOTE 9 – REFLOW TRANSACTIONS
The Mutual Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (including each Mutual Fund) with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.
Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s or the Adviser’s discretion. While ReFlow holds a Fund’s shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. ReFlow’s purchases of a Fund’s shares through the liquidity program are made on an investment-blind basis without regard to a Fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the Small Cap Fund’s redemption fee, or the limitations noted in the “Frequent Purchases and Redemptions of Fund Shares” section within the Funds’ prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with the Funds’ redemption in-kind policies. The Board has approved the Funds’ use of the ReFlow program. The Adviser believes that the program may assist in stabilizing each Fund’s net assets, to the benefit of the Fund and its shareholders, although there is no guarantee that the program will do so. To the extent that the Funds’ assets do not decline, the Adviser may also benefit. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2025 are recorded within the Statement of Operations, if applicable.
During the six months ended June 30, 2025 the Mutual Funds satisfied redemption in-kind requests made by ReFlow. The transfers were effected in accordance with policies and procedures approved by the Board.
Consideration paid and shares sold were as follows:

Fund	Date Range	Value of Cash and Securities Sold	Shares Sold
Growth Fund	January 2025 - June 2025	$133,102,489	806,871
Balanced Fund	January 2025 - June 2025	28,661,807	262,352
Small Cap Fund	January 2025 - June 2025	31,146,838	1,130,593

33

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
NOTE 10 – RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Fund.
NOTE 11 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At June 30, 2025 Charles Schwab & Co. Inc., for the benefit of its customers, held 25.20% of the outstanding shares of the Balanced Fund, and 31.54% of the Small Cap Fund.
NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 13 – SUBSEQUENT EVENTS
The Minnesota ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment Date/Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
7/24/2025	7/24/2025	7/31/2025	$0.06109762	$76.372
8/22/2025	8/22/2025	8/29/2025	$0.05257965	$65,725

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

34

Mairs & Power Funds
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the Minnesota ETF, expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
TAX INFORMATION
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mairs & Power Growth Fund	100.00%
Mairs & Power Balanced Fund	53.26%
Mairs & Power Small Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Mairs & Power Growth Fund	100.00%
Mairs & Power Balanced Fund	48.28%
Mairs & Power Small Cap Fund	100.00%

For the year ended December 31, 2024, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c) of the Code for the Funds was as follows:

Mairs & Power Growth Fund	0.00%
Mairs & Power Balanced Fund	0.11%
Mairs & Power Small Cap Fund	0.00%

35

Mairs & Power Growth Fund (MPGFX), established 1958
Mairs & Power Balanced Fund (MAPOX), established 1961
Mairs & Power Small Cap Fund (MSCFX), established 2011
Mairs & Power Minnesota Municipal Bond ETF (MINN), established 2021
To Contact the Funds
Call 1-800-304-7404
for the Mutual Funds
or 1-855-839-2800
for the Minnesota ETF
or write to:

(via Regular Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC P. O. Box 219337 Kansas City, MO 64121-9337	(via Overnight or Express Mail) Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC 801 Pennsylvania Ave., Suite 219337 Kansas City, MO 64105-1307

For Fund literature and information, visit the Funds’ website at:
www.mairsandpower.com
Investment Manager
Mairs & Power, Inc.
30 East 7th Street
Suite 2500
Saint Paul, MN 55101
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, WI 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive

Date	September 8, 2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.